Share-based payments - Additional Information (Details) € in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021 EUR (€) EquityInstruments shares	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EquityInstruments $ / shares	Jun. 30, 2021 EUR (€) EquityInstruments shares	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €	€ 3,586	€ 684		€ 4,695	€ 1,410
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €	1,810	400		2,279	717
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €	€ 1,776	€ 284		€ 2,416	€ 693
ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				3 years
Awards granted	195,100			3,514,576
Awards cancelled or forfeited	52,226			194,740
Awards outstanding			10,415,902			8,043,341
Awards exercised | shares	605,353			947,275
Average exercise price of awards exercised | $ / shares			$ 5.12
Awards vested				4,588,682		4,712,122
Exercise period				10 years
ESOP 2014 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			1.30
ESOP 2014 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 13.47